Reserves for unpaid losses and loss adjustment expenses	12 Months Ended
Dec. 31, 2020
Liability for Unpaid Claims and Claims Adjustment Expense, Activity in Liability [Abstract]
Reserves for unpaid losses and loss adjustment expenses	Reserves for unpaid losses and loss adjustment expenses
Sirius Group establishes loss and LAE reserves that are estimates of future amounts needed to pay claims and related expenses for events that have already occurred. Sirius Group also obtains reinsurance whereby another reinsurer contractually agrees to indemnify Sirius Group for all or a portion of the reinsurance risks underwritten by Sirius Group. Such arrangements, where one reinsurer provides reinsurance to another reinsurer, are usually referred to as "retrocessional reinsurance" arrangements. Sirius Group establishes estimates of amounts recoverable from retrocessional reinsurance in a manner consistent with the loss and LAE liability associated with reinsurance contracts offered to its customers (the "ceding companies"), net of an allowance for uncollectible amounts. Net reinsurance loss reserves represent loss and LAE reserves reduced by retrocessional reinsurance recoverable on unpaid losses.
In addition to those factors which give rise to inherent uncertainties in establishing loss and LAE reserves, the inherent uncertainties of estimating such reserves are even greater for the reinsurer, due primarily to: (1) the claim-tail for reinsurers and insurers working through MGUs being further extended because claims are first reported to either the original primary insurance company or the MGU and then through one or more intermediaries to reinsurers, (2) the diversity of loss development patterns among different types of reinsurance treaties, facultative contracts or direct insurance contracts, (3) the necessary reliance on the ceding companies, intermediaries and MGUs for information regarding reported claims and (4) the differing reserving practices among ceding companies and MGUs.
As with insurance reserves, the process of estimating reinsurance reserves involves a considerable degree of judgment by management and, as of any given date, is inherently uncertain. Based on the above, such uncertainty may be larger relative to the reserves for a company that principally writes reinsurance compared to an insurance company, and certainty may take a longer time to emerge.
Upon notification of a loss from an insured (typically a ceding company), Sirius Group establishes case reserves, including LAE reserves, based upon Sirius Group's share of the amount of reserves reported by the insured and Sirius Group's independent evaluation of the loss. In cases where available information indicates that reserves reported by a ceding company are inadequate or excessive, Sirius Group establishes case reserves or incurred but not reported ("IBNR") in excess of or below its share of the reserves reported by the ceding company. Also, in certain instances, Sirius Group may decide not to establish case reserves or IBNR, when the information available indicates that reserves established by ceding companies are not adequately supported. In addition, specific claim information reported by insureds or obtained through claim audits can alert management to emerging trends such as changing legal interpretations of coverage and liability, claims from unexpected sources or classes of business and significant changes in the frequency or severity of individual claims where customary. Generally, ceding company audits are not customary outside the United States. This information is often used to supplement estimates of IBNR.
Generally, initial actuarial estimates of IBNR reserves not related to a specific event are based on the loss ratio method applied to each class of business. Sirius Group regularly reviews the adequacy of its recorded reserves by using a variety of generally accepted actuarial methods, including historical incurred and paid loss development methods. Estimates of the initial expected ultimate losses involve management judgment and are based on historical information for that class of business, which includes loss ratios, market conditions, changes in pricing and conditions, underwriting changes, changes in claims emergence and other factors that may influence expected ultimate losses. If actual loss activity differs substantially from expectations, an adjustment to recorded reserves may be warranted. As time passes, loss reserve estimates for a given year will rely more on actual loss activity and historical patterns than on initial loss ratio assumptions.
The actuarial methods are used to calculate a point estimate of loss and LAE reserves for each company within Sirius Group. These point estimates are then aggregated to produce an actuarial point estimate for Sirius Group. Once a point estimate is established, Sirius Group's actuaries estimate loss reserve ranges to measure the sensitivity of the actuarial assumptions used to set the point estimates. These ranges are calculated from historical variations in loss ratios, payment, and reporting patterns by class and type of business. Management then establishes an estimate for the carried loss and LAE reserves shown in the financial statement. The management selection is within the range of loss reserve estimates provided by Sirius Group's actuaries.
Loss and Loss Adjustment Expense Reserve Summary
The following table summarizes the loss and LAE reserve activities of Sirius Group for the years ended December 31, 2020, 2019, and 2018:

(Millions)	2020	2019	2018
Gross beginning balance	$2,331.5	$2,016.7	$1,898.5
Less beginning reinsurance recoverable on unpaid losses	(410.3)	(350.2)	(319.7)
Net loss and LAE reserve balance	1,921.2	1,666.5	1,578.8
Loss and LAE reserves acquired(1)	—	—	0.2
Losses and LAE incurred relating to:
Current year losses	1,273.0	1,066.5	907.3
Prior years losses	16.7	103.8	(7.3)
Total net incurred losses and LAE	1,289.7	1,170.3	900.0
Accretion of fair value adjustment to net loss and LAE reserves	0.1	0.1	0.1
Foreign currency translation adjustment to net loss and LAE reserves	44.4	(4.4)	(20.9)
Loss and LAE paid relating to:
Current year losses	251.3	251.3	251.4
Prior years losses	682.3	660.0	540.3
Total loss and LAE payments	933.6	911.3	791.7
Net ending balance	2,321.8	1,921.2	1,666.5
Plus ending reinsurance recoverable on unpaid losses	456.1	410.3	350.2
Gross ending balance	$2,777.9	$2,331.5	$2,016.7
(1)Loss and LAE reserves acquired in 2018 relate to Sirius Group's purchase of Cedar. (See Note 3.)
Loss and LAE development - 2020
During the year ended December 31, 2020, Sirius Group had net unfavorable prior year loss reserve development of $16.7 million. Increases in loss reserve estimates recorded in Global Reinsurance ($30.3 million) were partially offset by favorable loss reserve development in Global A&H ($10.3 million), U.S. Specialty ($2.4 million), and Runoff & Other ($0.9 million). Within Global Reinsurance, unfavorable loss reserve development in Aviation & Space ($21.2 million), Casualty Reinsurance ($17.2 million) and Other Property ($16.4 million) was partially offset by favorable loss reserve development in other lines of business, primarily Property Catastrophe Excess Reinsurance ($17.5 million). The reduction in Property Catastrophe Excess Reinsurance was due to reductions in reserve estimates for prior year catastrophe events, mainly Typhoon Faxai and Hurricane Dorian. The net favorable loss reserve development in Global A&H was due to lower than expected claims activity.
Loss and LAE development - 2019
During the year ended December 31, 2019, Sirius Group had unfavorable prior year loss reserve development of $103.8 million. Increases in loss reserve estimates were recorded in Global Reinsurance ($103.6 million) primarily attributable to prior year catastrophe events, including Typhoon Jebi and Hurricanes Michael, Florence and Irma, and unfavorable loss reserve development in Casualty Reinsurance ($13.4 million) due to early reporting of large claims coupled with steady reporting of less severe claims.
Loss and LAE development - 2018
During the year ended December 31, 2018, Sirius Group had net favorable prior year loss reserve development of $(7.3). During 2018, Sirius Group strengthened its Global Reinsurance loss reserves by $25.3 million in Other Property ($34.9 million) and Property Catastrophe Excess ($13.2 million), resulting from higher than expected loss reporting from recent accident years, including $21.4 million from Hurricanes Harvey, Irma and Maria, partially offset by favorable loss reserve development in Aviation & Space ($7.9 million) and Marine ($6.8 million). The net favorable prior year loss reserve development of $17.6 million for Runoff & Other included reductions in World Trade Center claims in response to revised information received by the Company and runoff Casualty reserves. Global A&H recorded ($15.0 million) of net favorable loss reserve development due to lower than expected claims activity.
Fair value adjustment to loss and LAE reserves
In connection with purchase accounting for acquisitions, Sirius Group is required to adjust loss and LAE reserves and the related reinsurance recoverables to fair value on their respective acquired balance sheets. The net reduction to loss and LAE reserves is being recognized through an income statement charge ratably with and over the period the claims are settled and is recorded within General and administrative expenses. Sirius Group recognized $0.1 million of such charges during the years ended December 31, 2020, 2019, and 2018, respectively. As of December 31, 2020, the pre-tax un-accreted adjustment was $0.6 million.
Asbestos and Environmental Loss and Loss Adjustment Expense Reserve Activity
In the Runoff & Other segment, Sirius Group's reserves include provisions made for claims that assert damages from asbestos and environmental ("A&E") related exposures primarily at Sirius America. Asbestos claims relate primarily to injuries asserted by those who came in contact with asbestos or products containing asbestos. Environmental claims relate primarily to pollution and related clean-up cost obligations, particularly as mandated by U.S. federal and state environmental protection agencies. In addition to the factors described above regarding the reserving process, Sirius Group estimates its A&E reserves based upon, among other factors, facts surrounding reported cases and exposures to claims, such as policy limits and deductibles, current law, past and projected claim activity, and past settlement values for similar claims, as well as analysis of industry studies and events, such as recent settlements and asbestos-related bankruptcies. The cost of administering A&E claims, which is an important factor in estimating loss reserves, tends to be higher than in the case of non-A&E claims due to the higher legal costs typically associated with A&E claims.
Sirius Group's A&E exposure is primarily from reinsurance contracts written between 1974 through 1985 by acquired companies. The exposures are mostly higher layer excess of loss treaty and facultative coverages with relatively low limits exposed for each claim.
The acquisition of companies having modest portfolios of A&E exposure has been typical of several prior Sirius Global Solutions transactions and is likely to be an element of at least some future acquisitions. However, the acquisition of new A&E liabilities is undertaken only after careful due diligence and utilizing conservative reserving assumptions in relation to industry benchmarks. In the case of portfolios acquired previously by Sirius Global Solutions, the exposures arise almost entirely from old assumed reinsurance contracts having small limits of liability.
During 2020 and 2018, Sirius Group recorded a decrease of $1.1 million and $6.9 million, respectively, of asbestos-related incurred losses and LAE. Sirius Group did not record any asbestos-related incurred losses and LAE on its asbestos reserves in 2019. The 2018 decrease was driven by favorable loss reserve development primarily due to benign claims activity on the Sirius Global Solutions portfolio.
Sirius Group recorded $0.6 million, $0.7 million, and $4.0 million of environmental losses in 2020, 2019, and 2018, respectively, on its already existing reserves.
Sirius Group's net reserves for A&E losses were $176.9 million and $187.3 million as of December 31, 2020 and 2019, respectively. Sirius Group's asbestos three-year net paid survival ratio was approximately 15.5 years and 11.5 years as of December 31, 2020 and 2019. Sirius Group's environmental three-year net paid survival ratio was approximately 4.2 years and 4.0 years as of December 31, 2020 and 2019, respectively.
Sirius Group's reserves for A&E losses as of December 31, 2020 represent management's best estimate of its ultimate liability based on information currently available. However, as case law expands, medical and clean-up costs increase and industry settlement practices change, Sirius Group may be subject to asbestos and environmental losses beyond currently estimated amounts. Sirius Group cannot reasonably estimate at the present time loss reserve additions arising from any such future adverse developments and cannot be sure that allocated loss reserves will be sufficient to cover additional liability arising from any such adverse developments.
The following table summarizes reported A&E loss and LAE reserve activities (gross and net of reinsurance) for the years ended December 31, 2020, 2019, and 2018:

	2020		2019		2018
(Millions)	Gross	Net	Gross	Net	Gross	Net
Asbestos:
Beginning balance	$224.7	$173.3	$236.8	$184.4	$259.2	$204.6
Incurred losses and LAE	(1.1)	(1.1)	0.1	—	(6.9)	(6.9)
Paid losses and LAE	(8.2)	(7.4)	(12.2)	(11.1)	(15.5)	(13.3)
Ending balance	215.4	164.8	224.7	173.3	236.8	184.4
Environmental:
Beginning balance	14.5	14.0	16.7	15.9	16.7	16.0
Incurred losses and LAE	0.6	0.2	0.7	0.7	4.0	4.0
Paid losses and LAE	(2.5)	(2.1)	(2.9)	(2.6)	(4.0)	(4.1)
Ending balance	12.6	12.1	14.5	14.0	16.7	15.9
Total asbestos and environmental:
Beginning balance	239.2	187.3	253.4	200.3	275.9	220.6
Incurred losses and LAE	(0.4)	(0.9)	0.8	0.7	(3.0)	(2.9)
Paid losses and LAE	(10.8)	(9.5)	(15.0)	(13.7)	(19.5)	(17.4)
Ending balance	$228.0	$176.9	$239.2	$187.3	$253.4	$200.3
Net loss reserves by type
The following tables present Sirius Group's loss and LAE reserves, net of reinsurance, by type as of December 31, 2020 and 2019:

(Millions)	2020	2019
Case Reserve	$1,049.5	$1,030.6
IBNR Reserve	1,272.3	890.6
Loss and loss adjustment expense reserves, net of reinsurance	$2,321.8	$1,921.2
Reconciliation of liabilities for unpaid loss and LAE
The following table summarizes the ending liabilities for unpaid loss and LAE, net of reinsurance for each of Sirius Group's segments as of December 31, 2020:

(Millions) Liabilities for unpaid loss and LAE, net of reinsurance	As of December 31, 2020
Unpaid and allocated LAE reserves, net of reinsurance
Other Property	$569.5
Property Catastrophe Excess Reinsurance	309.1
Agriculture Reinsurance	42.7
Global Accident & Health	254.2
Aviation & Space	126.3
Casualty Reinsurance	309.8
Contingency	43.7
Environmental	7.3
Marine & Energy	52.5
Surety	2.1
Trade Credit	51.2
Workers' Compensation	52.1
Runoff & Other	446.0
Total unpaid and allocated LAE reserves, net of reinsurance	2,266.5
Unallocated LAE	55.3
Total unpaid loss and LAE reserves, net of reinsurance	2,321.8
Reinsurance recoverable on unpaid losses
Other Property	118.6
Property Catastrophe Excess Reinsurance	87.2
Agriculture Reinsurance	0.4
Global Accident & Health	64.6
Aviation & Space	36.5
Casualty Reinsurance	—
Contingency	23.3
Environmental	7.2
Marine & Energy	10.6
Surety	—
Trade Credit	9.3
Workers' Compensation	1.2
Runoff & Other	97.2
Total reinsurance recoverable on unpaid losses	456.1
Total unpaid loss and LAE reserves	$2,777.9
The following table groupings, reflecting the Other Property, Property Catastrophe Excess Reinsurance, Agriculture Reinsurance, Global Accident & Health, Aviation & Space, Casualty Reinsurance, Contingency, Environmental, Marine & Energy, Surety, Trade Credit, Workers' Compensation and Runoff & Other lines of business include three sections.
The first table (top section of grouping) presents, for each of the previous 10 accident years (1) cumulative total undiscounted incurred loss and allocated LAE, net of reinsurance, as of each of the previous 10 year-end evaluations, (2) total IBNR plus expected development on reported claims as of December 31, 2020 and (3) the cumulative number of reported claims as of December 31, 2020. The net loss reserves for losses and loss expenses related to the acquisitions described in Note 3 have been incorporated within the ten year short duration tables on a prospective basis. Sirius Group provides treaty reinsurance for a significant portion and across all lines of its business. Sirius Group does not receive and as such does not maintain claims count information associated with many of its reinsurance contracts, especially proportional covers. As such, Sirius Group has determined that it is impracticable to provide this information.
The second table (middle section grouping) presents cumulative paid loss and allocated LAE, net of reinsurance for each of the previous 10 accident years, as of each of the previous 10 year-end evaluations. Also included in this table is a calculation of the liability for loss and allocated LAE as of December 31, 2020, which is then included in the reconciliation to the consolidated balance sheet presented above. The liability as of December 31, 2020 is calculated as the cumulative incurred loss and allocated LAE from the first table less the cumulative paid loss and allocated from the second table, plus any outstanding liabilities from accident years prior to 2011.
The third table (bottom section of grouping) is supplementary information about the average historical claims duration as of December 31, 2020. It shows the weighted average annual percentage payout of incurred loss and allocated LAE by accident year as of each age. For example, the first column is calculated as the incremental paid loss and allocated LAE in the first calendar year for each given accident year (e.g. calendar year 2011 for accident year 2011, calendar year 2012 for accident year 2012) divided by the cumulative incurred loss and allocated LAE as of December 31, 2020 for that accident year. The resulting ratios are weighted together using cumulative incurred loss and allocated LAE as of December 31, 2020.

Other Property (Millions)
Incurred losses and allocated loss adjustment expenses, net of reinsurance
	Year ended December 31,										December 31, 2020
Accident Year	2011 Unaudited	2012 Unaudited	2013 Unaudited	2014 Unaudited	2015 Unaudited	2016 Unaudited	2017 Unaudited	2018 Unaudited	2019 Unaudited	2020	Total IBNR liabilities plus expected development on reported claims	Cumulative number of reported claims
2011	164.2	151.7	142.1	134.1	132.0	132.7	132.8	131.5	131.6	131.2	0.3	NA
2012		167.2	153.3	148.1	143.5	138.6	136.6	136.5	135.9	136.2	1.0	NA
2013			136.1	132.2	120.9	117.1	117.0	116.6	116.2	116.6	0.7	NA
2014				119.6	121.9	118.9	119.4	117.1	116.2	115.6	1.0	NA
2015					146.2	137.3	139.5	139.2	138.8	138.0	1.6	NA
2016						200.2	219.5	224.4	225.0	223.1	0.1	NA
2017							337.8	373.7	392.4	397.5	14.2	NA
2018								278.8	334.5	339.3	15.6	NA
2019									250.3	258.5	45.9	NA
2020										287.4	155.4	NA
									Total	2,143.3

Other Property (Millions)
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance
	Year ended December 31,
Accident Year	2011 Unaudited	2012 Unaudited	2013 Unaudited	2014 Unaudited	2015 Unaudited	2016 Unaudited	2017 Unaudited	2018 Unaudited	2019 Unaudited	2020
2011	23.5	81.5	105.1	118.5	124.7	127.3	130.0	132.1	132.7	132.9
2012		20.6	86.9	110.2	118.6	122.0	127.7	128.5	129.8	130.3
2013			28.5	74.4	99.7	106.5	110.0	110.7	111.3	112.1
2014				19.3	71.7	98.7	107.3	109.9	111.0	111.2
2015					31.5	95.6	118.4	128.4	132.3	133.5
2016						32.7	132.0	186.6	204.0	212.8
2017							60.0	227.7	305.0	347.0
2018								55.4	181.7	248.4
2019									47.2	131.3
2020										32.8
									Total	1,592.4
	All outstanding liabilities before 2011, net of reinsurance									18.6
	Liabilities for loss and allocated loss adjustment expenses, net of reinsurance									569.5

Other Property
Average annual percentage payout of incurred losses and allocated LAE by age, net of reinsurance
Years	1	2	3	4	5	6	7	8	9	10
	16.4%	41.2%	20.1%	8.5%	3.3%	1.8%	0.9%	1.1%	0.4%	0.2%

Property Catastrophe Excess Reinsurance (Millions)
Incurred losses and allocated loss adjustment expenses, net of reinsurance
	Year ended December 31,										December 31, 2020
Accident Year	2011 Unaudited	2012 Unaudited	2013 Unaudited	2014 Unaudited	2015 Unaudited	2016 Unaudited	2017 Unaudited	2018 Unaudited	2019 Unaudited	2020	Total IBNR liabilities plus expected development on reported claims	Cumulative number of reported claims
2011	158.3	148.4	147.4	125.4	121.6	120.8	120.7	120.8	120.8	120.8	0.2	NA
2012		59.0	58.9	52.3	50.3	50.8	45.9	46.1	47.6	48.1	1.1	NA
2013			75.5	82.8	79.8	79.2	78.4	78.0	77.6	77.4	—	NA
2014				55.9	57.4	54.8	55.1	55.1	55.6	55.2	0.6	NA
2015					26.7	28.4	26.0	25.1	24.2	24.4	0.6	NA
2016						52.1	49.3	43.9	42.7	42.3	2.4	NA
2017							107.6	125.7	119.5	119.2	6.3	NA
2018								168.1	187.4	185.4	3.5	NA
2019									180.9	167.1	9.9	NA
2020										161.8	113.0	NA
									Total	1,001.7

Property Catastrophe Excess Reinsurance (Millions)
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance
	Year ended December 31,
Accident Year	2011 Unaudited	2012 Unaudited	2013 Unaudited	2014 Unaudited	2015 Unaudited	2016 Unaudited	2017 Unaudited	2018 Unaudited	2019 Unaudited	2020
2011	15.9	54.7	97.5	117.2	117.6	118.1	119.0	119.1	119.7	119.7
2012		2.8	26.7	36.5	41.3	42.2	44.0	45.3	47.4	47.5
2013			11.9	52.7	66.1	71.4	72.8	74.0	74.9	75.3
2014				9.2	36.6	42.7	48.3	50.0	52.4	52.5
2015					1.8	9.4	16.7	20.1	22.5	22.8
2016						10.4	26.3	32.7	38.3	39.8
2017							13.3	68.0	87.6	103.2
2018								2.8	122.6	148.5
2019									3.4	86.6
2020										8.3
									Total	704.3
	All outstanding liabilities before 2011, net of reinsurance									11.7
	Liabilities for loss and allocated loss adjustment expenses, net of reinsurance									309.1

Property Catastrophe Excess Reinsurance
Average annual percentage payout of incurred losses and allocated LAE by age, net of reinsurance
Years	1	2	3	4	5	6	7	8	9	10
	8.0%	49.0%	19.5%	12.3%	2.3%	1.9%	1.1%	1.1%	0.4%	0.0%

Agriculture Reinsurance (Millions)
	Incurred losses and allocated loss adjustment expenses, net of reinsurance
	Year ended December 31,										December 31, 2020
Accident Year	2011 Unaudited	2012 Unaudited	2013 Unaudited	2014 Unaudited	2015 Unaudited	2016 Unaudited	2017 Unaudited	2018 Unaudited	2019 Unaudited	2020	Total IBNR liabilities plus expected development on reported claims	Cumulative number of reported claims
2011	21.6	21.6	21.8	21.8	21.8	21.8	21.8	21.8	21.8	21.8	—	NA
2012		41.1	45.9	45.9	45.8	47.1	47.1	47.1	47.0	47.0	—	NA
2013			9.2	11.0	13.1	13.2	13.0	13.0	13.1	13.1	—	NA
2014				9.8	8.3	8.5	9.0	9.0	9.0	9.0	—	NA
2015					7.2	9.3	9.7	9.6	9.7	9.7	—	NA
2016						34.6	31.9	30.9	31.0	31.0	0.2	NA
2017							52.0	48.4	47.6	47.7	(0.5)	NA
2018								40.1	42.1	42.2	0.6	NA
2019									73.1	67.3	4.4	NA
2020										42.6	29.4	NA
									Total	331.3

Agriculture Reinsurance (Millions)
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance
	Year ended December 31,
Accident Year	2011 Unaudited	2012 Unaudited	2013 Unaudited	2014 Unaudited	2015 Unaudited	2016 Unaudited	2017 Unaudited	2018 Unaudited	2019 Unaudited	2020
2011	1.1	21.4	21.7	21.7	21.7	21.7	21.7	21.7	21.7	21.7
2012		19.0	45.4	45.7	45.6	47.0	47.0	47.0	47.0	47.0
2013			7.1	10.8	12.9	13.2	13.0	13.0	13.0	13.0
2014				6.5	8.1	8.8	8.8	9.0	9.0	9.0
2015					1.5	8.2	9.4	9.7	9.7	9.7
2016						10.4	29.2	30.6	30.9	31.0
2017							9.7	44.8	47.6	47.9
2018								2.6	36.7	40.8
2019									9.6	57.3
2020										10.8
									Total	288.1
	All outstanding liabilities before 2011, net of reinsurance									(0.4)
	Liabilities for loss and allocated loss adjustment expenses, net of reinsurance									42.7

Agriculture Reinsurance
Average annual percentage payout of incurred losses and allocated LAE by age, net of reinsurance
Years	1	2	3	4	5	6	7	8	9	10
	23.7%	67.3%	5.8%	0.6%	1.1%	0.1%	0.1%	—%	—%	—%

Global Accident & Health (Millions)
Incurred losses and allocated loss adjustment expenses, net of reinsurance
	Year ended December 31,										December 31, 2020
Accident Year	2011 Unaudited	2012 Unaudited	2013 Unaudited	2014 Unaudited	2015 Unaudited	2016 Unaudited	2017 Unaudited	2018 Unaudited	2019 Unaudited	2020	Total IBNR liabilities plus expected development on reported claims	Cumulative number of reported claims
2011	161.7	177.6	173.2	172.6	172.5	172.5	172.4	172.3	172.4	172.2	0.1	NA
2012		164.6	161.4	149.0	148.3	148.0	147.9	147.8	147.7	147.7	(0.1)	NA
2013			126.7	124.5	120.0	119.5	118.8	118.0	117.9	117.7	—	NA
2014				131.9	132.9	131.3	131.2	130.3	130.3	130.2	0.1	NA
2015					154.8	150.5	147.0	145.7	145.3	145.4	0.3	NA
2016						176.9	190.4	186.2	184.7	184.5	2.3	NA
2017							179.3	175.6	168.9	166.6	(0.4)	NA
2018								201.4	208.6	206.4	0.6	NA
2019									275.6	270.5	21.2	NA
2020										311.8	136.6	NA
									Total	1,852.8

Global Accident & Health (Millions)
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance
	Year ended December 31,
Accident Year	2011 Unaudited	2012 Unaudited	2013 Unaudited	2014 Unaudited	2015 Unaudited	2016 Unaudited	2017 Unaudited	2018 Unaudited	2019 Unaudited	2020
2011	71.4	139.7	166.6	171.7	172.0	172.2	172.2	172.2	172.3	172.3
2012		72.6	137.2	147.3	147.7	147.8	147.8	147.8	147.8	147.9
2013			54.8	104.7	115.3	116.7	118.0	117.4	117.4	117.4
2014				59.6	111.9	125.4	127.2	127.2	127.9	128.0
2015					76.2	131.0	142.6	144.3	144.6	144.7
2016						99.7	167.3	179.2	181.1	181.6
2017							58.8	153.3	165.8	166.5
2018								86.1	188.8	204.9
2019									125.8	236.5
2020										102.3
									Total	1,602.0
	All outstanding liabilities before 2011, net of reinsurance									3.4
	Liabilities for loss and allocated loss adjustment expenses, net of reinsurance									254.2

Global Accident & Health
Average annual percentage payout of incurred losses and allocated LAE by age, net of reinsurance
Years	1	2	3	4	5	6	7	8	9	10
	43.6%	43.2%	8.9%	1.2%	0.3%	0.1%	—%	—%	0.1%	—%

Aviation & Space (Millions)
Incurred losses and allocated loss adjustment expenses, net of reinsurance
	Year ended December 31,										December 31, 2020
Accident Year	2011 Unaudited	2012 Unaudited	2013 Unaudited	2014 Unaudited	2015 Unaudited	2016 Unaudited	2017 Unaudited	2018 Unaudited	2019 Unaudited	2020	Total IBNR liabilities plus expected development on reported claims	Cumulative number of reported claims
2011	47.0	42.6	38.2	36.2	34.9	34.8	36.0	35.3	35.5	35.4	(0.2)	NA
2012		35.7	34.5	30.3	28.4	28.6	29.7	29.7	28.7	29.0	(0.3)	NA
2013			40.8	36.7	33.6	32.3	33.2	33.3	33.3	33.0	(0.4)	NA
2014				37.9	40.4	37.2	36.4	36.6	34.4	36.0	(1.7)	NA
2015					38.1	34.4	38.5	37.5	37.0	37.1	(1.0)	NA
2016						32.4	32.9	33.9	36.2	35.8	(0.3)	NA
2017							34.2	43.5	44.8	46.3	0.6	NA
2018								48.2	50.9	58.9	5.4	NA
2019									61.4	73.0	28.9	NA
2020										40.0	21.1	NA
									Total	424.7

Aviation & Space (Millions)
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance
	Year ended December 31,
Accident Year	2011 Unaudited	2012 Unaudited	2013 Unaudited	2014 Unaudited	2015 Unaudited	2016 Unaudited	2017 Unaudited	2018 Unaudited	2019 Unaudited	2020
2011	10.2	22.9	28.8	31.7	33.0	34.3	35.1	34.9	35.9	36.0
2012		7.6	18.5	22.7	24.7	27.4	28.4	28.9	28.5	28.9
2013			13.7	20.1	24.2	26.9	28.7	29.4	30.8	30.9
2014				8.1	18.1	23.9	26.5	28.5	29.2	30.7
2015					10.7	21.4	27.4	33.8	35.4	36.3
2016						7.9	19.9	27.1	29.5	32.9
2017							9.1	24.0	32.9	36.2
2018								14.4	27.7	37.2
2019									8.6	23.1
2020										10.9
									Total	303.1
	All outstanding liabilities before 2011, net of reinsurance									4.7
	Liabilities for loss and allocated loss adjustment expenses, net of reinsurance									126.3

Aviation & Space
Average annual percentage payout of incurred losses and allocated LAE by age, net of reinsurance
Years	1	2	3	4	5	6	7	8	9	10
	23.8%	27.4%	16.6%	8.8%	6.2%	2.7%	3.1%	(0.4)%	2.1%	0.2%

Casualty Reinsurance (Millions)
Incurred losses and allocated loss adjustment expenses, net of reinsurance
	Year ended December 31,										December 31, 2020
Accident Year	2011 Unaudited	2012 Unaudited	2013 Unaudited	2014 Unaudited	2015 Unaudited	2016 Unaudited	2017 Unaudited	2018 Unaudited	2019 Unaudited	2020	Total IBNR liabilities plus expected development on reported claims	Cumulative number of reported claims
2011	0.5	0.4	0.4	0.3	0.3	0.2	0.2	0.2	0.2	0.2	—	NA
2012		0.2	0.2	0.4	0.5	0.5	0.5	0.5	0.4	0.4	—	NA
2013			0.4	0.4	0.4	0.4	0.5	0.5	0.5	0.5	—	NA
2014				0.4	0.4	0.5	0.5	0.5	0.6	0.5	—	NA
2015					0.5	0.8	0.6	0.5	0.6	0.5	—	NA
2016						0.2	0.3	0.3	0.1	0.2	—	NA
2017							9.7	9.7	12.5	13.8	6.2	NA
2018								51.9	62.0	68.2	33.3	NA
2019									123.2	132.4	85.8	NA
2020										146.1	130.0	NA
									Total	363.0

Casualty Reinsurance (Millions)
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance
	Year ended December 31,
Accident Year	2011 Unaudited	2012 Unaudited	2013 Unaudited	2014 Unaudited	2015 Unaudited	2016 Unaudited	2017 Unaudited	2018 Unaudited	2019 Unaudited	2020
2011	—	—	0.1	0.1	0.2	0.2	0.2	0.2	0.2	0.2
2012		—	—	0.1	0.2	0.1	0.2	0.2	0.3	0.3
2013			0.1	0.1	0.2	0.3	0.4	0.4	0.5	0.5
2014				0.1	0.2	0.4	0.4	0.4	0.5	0.5
2015					0.2	0.4	0.4	0.4	0.4	0.4
2016						—	0.1	0.1	0.2	0.2
2017							—	0.6	1.6	3.4
2018								2.0	7.9	18.7
2019									9.3	25.5
2020										8.3
									Total	58.1
	All outstanding liabilities before 2011, net of reinsurance									4.9
	Liabilities for loss and allocated loss adjustment expenses, net of reinsurance									309.8

Casualty Reinsurance
Average annual percentage payout of incurred losses and allocated LAE by age, net of reinsurance
Years	1	2	3	4	5	6	7	8	9	10
	5.5%	10.8%	14.4%	12.7%	6.4%	1.9%	4.4%	13.3%	5.2%	12.8%

Contingency (Millions)
Incurred losses and allocated loss adjustment expenses, net of reinsurance
	Year ended December 31,										December 31, 2020
Accident Year	2011 Unaudited	2012 Unaudited	2013 Unaudited	2014 Unaudited	2015 Unaudited	2016 Unaudited	2017 Unaudited	2018 Unaudited	2019 Unaudited	2020	Total IBNR liabilities plus expected development on reported claims	Cumulative number of reported claims
2011	8.1	7.5	7.0	6.9	6.9	7.0	7.0	7.0	7.0	6.9	—	NA
2012		9.9	9.0	9.0	8.8	8.6	8.4	8.4	8.4	8.4	—	NA
2013			5.7	4.4	3.8	3.7	3.8	3.7	3.7	3.7	0.1	NA
2014				4.3	7.1	5.3	4.8	4.8	4.8	4.8	0.1	NA
2015					10.1	9.8	9.2	9.0	9.0	8.9	—	NA
2016						19.1	19.4	18.3	18.7	18.7	—	NA
2017							10.0	10.9	11.6	11.5	0.3	NA
2018								9.8	9.3	9.4	0.5	NA
2019									3.3	3.3	0.5	NA
2020										58.2	24.3	NA
									Total	133.9

Contingency (Millions)
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance
	Year ended December 31,
Accident Year	2011 Unaudited	2012 Unaudited	2013 Unaudited	2014 Unaudited	2015 Unaudited	2016 Unaudited	2017 Unaudited	2018 Unaudited	2019 Unaudited	2020
2011	2.2	6.0	6.8	6.8	6.8	6.9	6.9	6.9	6.9	7.0
2012		5.6	7.5	8.8	8.8	8.6	8.4	8.4	8.4	8.4
2013			1.9	3.2	3.4	3.4	3.5	3.5	3.5	3.5
2014				1.7	3.7	4.5	4.6	4.6	4.6	4.6
2015					2.9	7.3	7.9	8.0	8.9	8.9
2016						12.9	16.6	17.4	18.1	18.4
2017							3.2	7.2	9.7	10.7
2018								2.0	6.4	8.3
2019									0.3	2.3
2020										16.8
									Total	88.9
	All outstanding liabilities before 2011, net of reinsurance									(1.3)
	Liabilities for loss and allocated loss adjustment expenses, net of reinsurance									43.7

Contingency
Average annual percentage payout of incurred losses and allocated LAE by age, net of reinsurance
Years	1	2	3	4	5	6	7	8	9	10
	36.8%	36.6%	12.3%	3.1%	2.1%	(0.4)%	0.2%	0.3%	—%	0.4%

Environmental (Millions)
Incurred losses and allocated loss adjustment expenses, net of reinsurance
	Year ended December 31,										December 31, 2020
Accident Year	2011 Unaudited	2012 Unaudited	2013 Unaudited	2014 Unaudited	2015 Unaudited	2016 Unaudited	2017 Unaudited	2018 Unaudited	2019 Unaudited	2020	Total IBNR liabilities plus expected development on reported claims	Cumulative number of reported claims
2011	—	—	—	—	—	—	—	—	—	—	—	NA
2012		—	—	—	—	—	—	—	—	—	—	NA
2013			—	—	—	—	—	—	—	—	—	NA
2014				—	—	—	—	—	—	—	—	NA
2015					—	—	—	—	—	—	—	NA
2016						—	—	—	—	—	—	NA
2017							—	—	—	—	—	NA
2018								0.4	0.1	0.1	—	NA
2019									4.5	4.6	0.5	NA
2020										3.6	3.4	NA
									Total	8.3

Environmental (Millions)
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance
	Year ended December 31,
Accident Year	2011 Unaudited	2012 Unaudited	2013 Unaudited	2014 Unaudited	2015 Unaudited	2016 Unaudited	2017 Unaudited	2018 Unaudited	2019 Unaudited	2020
2011	—	—	—	—	—	—	—	—	—	—
2012		—	—	—	—	—	—	—	—	—
2013			—	—	—	—	—	—	—	—
2014				—	—	—	—	—	—	—
2015					—	—	—	—	—	—
2016						—	—	—	—	—
2017							—	—	—	—
2018								—	—	0.1
2019									—	0.9
2020										—
									Total	1.0
	All outstanding liabilities before 2011, net of reinsurance									—
	Liabilities for loss and allocated loss adjustment expenses, net of reinsurance									7.3

Environmental
Average annual percentage payout of incurred losses and allocated LAE by age, net of reinsurance
Years	1	2	3	4	5	6	7	8	9	10
	0.9%	18.9%	72.1%	—%	—%	—%	—%	—%	—%	—%

Marine & Energy (Millions)
Incurred losses and allocated loss adjustment expenses, net of reinsurance
	Year ended December 31,										December 31, 2020
Accident Year	2011 Unaudited	2012 Unaudited	2013 Unaudited	2014 Unaudited	2015 Unaudited	2016 Unaudited	2017 Unaudited	2018 Unaudited	2019 Unaudited	2020	Total IBNR liabilities plus expected development on reported claims	Cumulative number of reported claims
2011	37.8	33.8	31.4	31.9	32.9	32.3	32.4	32.2	33.0	33.8	(0.3)	NA
2012		28.1	34.2	36.7	38.2	38.6	37.5	37.0	36.9	36.4	1.2	NA
2013			24.3	21.5	20.2	19.2	18.9	18.9	18.9	19.0	0.5	NA
2014				24.1	22.3	20.3	18.9	18.5	19.2	19.1	(0.2)	NA
2015					30.7	33.1	30.7	30.2	30.2	30.7	0.2	NA
2016						29.0	29.9	29.1	29.0	29.6	0.5	NA
2017							38.5	36.0	35.7	37.2	1.6	NA
2018								24.1	26.6	26.9	1.5	NA
2019									19.4	19.9	2.6	NA
2020										17.9	9.9	NA
									Total	270.4

Marine & Energy (Millions)
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance
	Year ended December 31,
Accident Year	2011 Unaudited	2012 Unaudited	2013 Unaudited	2014 Unaudited	2015 Unaudited	2016 Unaudited	2017 Unaudited	2018 Unaudited	2019 Unaudited	2020
2011	4.6	14.9	22.4	25.8	28.6	29.5	29.9	30.4	31.0	31.6
2012		5.4	15.2	24.8	27.6	29.8	31.7	33.3	34.5	34.7
2013			3.0	9.8	13.2	14.8	15.2	15.7	15.9	16.0
2014				4.3	10.7	14.3	15.7	16.4	16.5	17.5
2015					4.5	12.2	22.7	27.6	28.7	29.4
2016						—	17.9	21.9	24.8	26.9
2017							7.5	18.8	27.0	31.4
2018								—	14.5	19.5
2019									3.9	10.8
2020										2.3
									Total	220.1
	All outstanding liabilities before 2011, net of reinsurance									2.2
	Liabilities for loss and allocated loss adjustment expenses, net of reinsurance									52.5

Marine & Energy
Average annual percentage payout of incurred losses and allocated LAE by age, net of reinsurance
Years	1	2	3	4	5	6	7	8	9	10
	17.8%	31.3%	22.2%	10.4%	5.5%	2.9%	3.1%	2.1%	1.1%	1.8%

Surety (Millions)
Incurred losses and allocated loss adjustment expenses, net of reinsurance
	Year ended December 31,										December 31, 2020
Accident Year	2011 Unaudited	2012 Unaudited	2013 Unaudited	2014 Unaudited	2015 Unaudited	2016 Unaudited	2017 Unaudited	2018 Unaudited	2019 Unaudited	2020	Total IBNR liabilities plus expected development on reported claims	Cumulative number of reported claims
2011	—	—	—	—	—	—	—	—	—	—	—	NA
2012		—	—	—	—	—	—	—	—	—	—	NA
2013			—	—	—	—	—	—	—	—	—	NA
2014				—	—	—	—	—	—	—	—	NA
2015					—	—	—	—	—	—	—	NA
2016						—	—	—	—	—	—	NA
2017							—	—	—	—	—	NA
2018								0.4	0.4	0.4	0.4	NA
2019									0.9	0.9	0.9	NA
2020										0.8	0.8	NA
									Total	2.1

Surety (Millions)
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance
Year ended December 31,
Accident Year	2011 Unaudited	2012 Unaudited	2013 Unaudited	2014 Unaudited	2015 Unaudited	2016 Unaudited	2017 Unaudited	2018 Unaudited	2019 Unaudited	2020
2011	—	—	—	—	—	—	—	—	—	—
2012		—	—	—	—	—	—	—	—	—
2013			—	—	—	—	—	—	—	—
2014				—	—	—	—	—	—	—
2015					—	—	—	—	—	—
2016						—	—	—	—	—
2017							—	—	—	—
2018								—	—	—
2019									—	—
2020										—
									Total	—
	All outstanding liabilities before 2011, net of reinsurance									—
	Liabilities for loss and allocated loss adjustment expenses, net of reinsurance									2.1

Surety
Average annual percentage payout of incurred losses and allocated LAE by age, net of reinsurance
Years	1	2	3	4	5	6	7	8	9	10
	—%	—%	—%	—%	—%	—%	—%	—%	—%	—%

Trade Credit (Millions)
Incurred losses and allocated loss adjustment expenses, net of reinsurance
	Year ended December 31,										December 31, 2020
Accident Year	2011 Unaudited	2012 Unaudited	2013 Unaudited	2014 Unaudited	2015 Unaudited	2016 Unaudited	2017 Unaudited	2018 Unaudited	2019 Unaudited	2020	Total IBNR liabilities plus expected development on reported claims	Cumulative number of reported claims
2011	31.0	30.9	29.0	28.8	28.8	28.1	28.1	27.9	27.7	27.6	(0.3)	NA
2012		36.6	36.9	35.0	35.2	34.8	34.8	34.4	34.0	33.8	(0.2)	NA
2013			31.3	29.6	28.6	28.3	29.0	28.4	28.7	28.7	0.5	NA
2014				24.1	24.0	24.8	22.7	22.4	22.2	22.1	(2.3)	NA
2015					21.4	20.6	20.0	19.1	18.2	18.1	—	NA
2016						16.4	13.9	13.0	12.1	12.5	(0.2)	NA
2017							20.1	20.7	19.5	18.7	4.5	NA
2018								26.2	26.1	24.9	1.3	NA
2019									32.4	30.0	3.9	NA
2020										35.8	18.6	NA
									Total	252.2

Trade Credit (Millions)
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance
	Year ended December 31,
Accident Year	2011 Unaudited	2012 Unaudited	2013 Unaudited	2014 Unaudited	2015 Unaudited	2016 Unaudited	2017 Unaudited	2018 Unaudited	2019 Unaudited	2020
2011	6.9	18.3	24.7	26.0	26.9	27.3	27.0	27.1	27.1	27.1
2012		15.6	28.1	32.5	33.3	33.7	33.5	33.5	33.4	33.3
2013			12.2	20.9	24.1	25.2	25.7	25.8	25.9	25.8
2014				8.2	14.4	18.6	20.1	20.6	20.7	20.6
2015					4.8	12.8	16.5	17.4	17.3	17.3
2016						4.8	9.3	11.1	11.6	12.1
2017							3.1	9.1	13.0	13.9
2018								7.8	16.6	21.0
2019									9.2	20.0
2020										12.3
									Total	203.5
	All outstanding liabilities before 2011, net of reinsurance									2.6
	Liabilities for loss and allocated loss adjustment expenses, net of reinsurance									51.2

Trade Credit
Average annual percentage payout of incurred losses and allocated LAE by age, net of reinsurance
Years	1	2	3	4	5	6	7	8	9	10
	33.7%	35.6%	17.1%	4.4%	1.8%	0.2%	(0.2)%	—%	(0.2)%	(0.1)%

Workers' Compensation (Millions)
Incurred losses and allocated loss adjustment expenses, net of reinsurance
	Year ended December 31,										December 31, 2020
Accident Year	2011 Unaudited	2012 Unaudited	2013 Unaudited	2014 Unaudited	2015 Unaudited	2016 Unaudited	2017 Unaudited	2018 Unaudited	2019 Unaudited	2020	Total IBNR liabilities plus expected development on reported claims	Cumulative number of reported claims
2011	—	—	—	—	—	—	—	—	—	—	—	NA
2012		—	—	—	—	—	—	—	—	—	—	NA
2013			—	—	—	—	—	—	—	—	—	NA
2014				—	—	—	—	—	—	—	—	NA
2015					—	—	—	—	—	—	—	NA
2016						—	—	—	—	—	—	NA
2017							—	—	—	—	—	NA
2018								1.5	1.5	1.1	0.4	NA
2019									18.6	16.6	4.8	NA
2020										45.8	34.1	NA
									Total	63.5

Workers' Compensation (Millions)
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance
	Year ended December 31,
Accident Year	2011 Unaudited	2012 Unaudited	2013 Unaudited	2014 Unaudited	2015 Unaudited	2016 Unaudited	2017 Unaudited	2018 Unaudited	2019 Unaudited	2020
2011	—	—	—	—	—	—	—	—	—	—
2012		—	—	—	—	—	—	—	—	—
2013			—	—	—	—	—	—	—	—
2014				—	—	—	—	—	—	—
2015					—	—	—	—	—	—
2016						—	—	—	—	—
2017							—	—	—	—
2018								—	0.2	0.3
2019									1.3	6.8
2020										4.2
									Total	11.4
	All outstanding liabilities before 2011, net of reinsurance									—
	Liabilities for loss and allocated loss adjustment expenses, net of reinsurance									52.1

Workers' Compensation
Average annual percentage payout of incurred losses and allocated LAE by age, net of reinsurance
Years	1	2	3	4	5	6	7	8	9	10
	8.8%	32.1%	9.7%	—%	—%	—%	—%	—%	—%	—%

Runoff & Other (Millions)
Incurred losses and allocated loss adjustment expenses, net of reinsurance
	Year ended December 31,										December 31, 2020
Accident Year	2011 Unaudited	2012 Unaudited	2013 Unaudited	2014 Unaudited	2015 Unaudited	2016 Unaudited	2017 Unaudited	2018 Unaudited	2019 Unaudited	2020	Total IBNR liabilities plus expected development on reported claims	Cumulative number of reported claims
2011	222.3	223.6	224.7	225.3	225.9	226.7	226.2	225.8	224.8	223.7	1.1	NA
2012		4.3	4.7	4.9	4.9	4.8	4.8	4.6	4.4	3.8	0.3	NA
2013			2.0	0.9	0.9	0.9	0.9	0.9	1.1	1.0	(0.1)	NA
2014				0.9	0.9	1.1	1.1	1.2	1.3	1.1	(0.2)	NA
2015					10.2	16.4	18.2	18.7	18.7	18.7	—	NA
2016						12.6	12.8	12.5	12.4	12.6	0.1	NA
2017							1.4	1.4	1.4	1.4	—	NA
2018								31.0	29.3	27.3	2.5	NA
2019									1.0	1.0	0.1	NA
2020										61.5	29.6	NA
									Total	352.2

Runoff & Other (Millions)
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance
	Year ended December 31,
Accident Year	2011 Unaudited	2012 Unaudited	2013 Unaudited	2014 Unaudited	2015 Unaudited	2016 Unaudited	2017 Unaudited	2018 Unaudited	2019 Unaudited	2020
2011	206.9	209.0	211.2	213.0	214.7	216.7	218.2	218.8	219.3	220.9
2012		0.3	1.3	1.8	2.2	2.4	2.4	2.5	2.7	3.0
2013			0.7	0.1	0.1	0.1	0.1	0.1	0.2	0.2
2014				—	0.1	0.1	0.2	0.3	0.5	0.5
2015					5.2	10.0	15.3	16.6	17.3	17.6
2016						6.2	10.1	11.0	11.3	11.5
2017							0.4	0.5	0.6	0.6
2018								7.9	12.6	13.0
2019									—	0.1
2020										12.0
									Total	279.4
	All outstanding liabilities before 2011, net of reinsurance									373.2
	Liabilities for loss and allocated loss adjustment expenses, net of reinsurance									446.0

Runoff & Other
Average annual percentage payout of incurred losses and allocated LAE by age, net of reinsurance
Years	1	2	3	4	5	6	7	8	9	10
	68.0%	5.6%	3.2%	1.6%	1.1%	1.0%	0.7%	0.3%	0.4%	0.7%